Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net are comprised of:

	At December 31, 2012	At December 31, 2011
Land	105,112	127,447
Buildings and land improvements	1,566,204	1,408,608
Transfer devices	137,967	133,066
Operating machinery and equipment .	3,062,523	2,716,572
Transportation equipment and vehicles	919,081	795,842
Tools, furniture, fixtures and other	43,699	35,908

	5,834,586	5,217,443
Less: accumulated depreciation	(2,052,712)	(1,768,739)

Operating property, plant and equipment, net	3,781,874	3,448,704
Mining plant and equipment	574,685	503,288
Less: accumulated depletion	(91,518)	(81,646)

Mining plant and equipment, net	483,167	421,642
Construction-in-progress	3,533,798	3,179,279

Property, plant and equipment, net	7,798,839	7,049,625